First Trust High Income Strategic Focus ETF Annual Fund Operating Expenses - First Trust High Income Strategic Focus ETF	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2027
First Trust High Income Strategic Focus ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.73%
Expenses (as a percentage of Assets)	0.83%	[1]
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	0.83%

[1]	Expenses have been restated to reflect the current fiscal year.
[2]	First Trust Advisors L.P., the Fund’s investment advisor, has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding taxes, interest, all brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses) exceed 0.87% of its average daily net assets per year (the “Expense Cap”) at least through March 1, 2027. The agreement may be terminated by the Trust, on behalf of the Fund, at any time and by the Fund’s investment advisor only after March 1, 2027 upon 60 days’ written notice.